Pension Benefit Plans - (Components of Net Periodic Benefit Cost of Defined Benefit Pension Pans) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ (10.0)	$ (8.0)	$ (6.0)
Net periodic pension cost	$ (5.2)	$ (5.6)	(7.3)	(7.9)	$ (7.1)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	(6.8)	(7.5)	(10.0)	(8.0)
Interest cost	(1.6)	(1.5)	(2.0)	(1.9)
Expected return on plan assets	2.3	2.9	3.8	3.6
Amortization of initial net obligation	(0.1)	(0.2)	(0.2)	(0.3)
Amortization of prior service credit	0.1	0.1	0.1	0.1
Amortization of net loss	(0.3)	(0.6)	(0.8)	(1.1)
Settlement gain (loss) recognized	1.2	1.2	1.8	(0.3)
Net periodic pension cost	$ (5.2)	$ (5.6)	$ (7.3)	$ (7.9)